Fees and Commissions Income [Text Block]	6 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Fees and Commissions Income [Text Block]
16.    FEES AND COMMISSIONS INCOME
Disaggregation of Contract Revenue
Details of fees and commissions income for the six months ended September 30, 2019 and 2020 are as follows:

	2019	2020
	(in millions)
Fees and commissions on deposits	¥26,731	¥26,221
Fees and commissions on remittances and transfers	83,541	82,125
Fees and commissions on foreign trading business	33,117	29,195
Fees and commissions on credit card business	118,916	96,131
Fees and commissions on security-related services	108,403	121,629
Fees and commissions on administration and management services for investment funds	71,981	106,186
Trust fees	58,948	61,003
Guarantee fees (1)	22,846	22,802
Insurance commissions	21,178	19,444
Fees and commissions on real estate business	21,094	13,917
Other fees and commissions (2)	131,708	121,119

Total	¥698,463	¥699,772

Notes:	(1)	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers
	(2)	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.
The following is an explanation of the relationship with revenue information disclosed for each reportable segment.
These revenues from contracts with customers are related to various reportable segments disclosed in Note
17
. The business segment information is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Further, the format and information as disclosed in Note
17
 are not consistent with the accompanying
condensed
consolidated financial statements prepared on the basis of U.S. GAAP. For example, management does not use information on segments’ gross revenue to allocate resources and assess performance.
The majority of fees and commissions on deposits are from the business activities relevant to Retail & Commercial Banking Business Group (“R&C”), with Global Commercial Banking Business Group (“GCB”) providing a smaller impact.
The business activities relevant to fees and commissions on remittances and transfers are attributable to R&C, Japanese Corporate Investment Banking Business Group (“JCIB”), Global Corporate Investment Banking Business Group (“GCIB”), and GCB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on foreign trading business are attributable to R&C, JCIB, GCIB, and GCB with no significant concentration in any particular segments.
The busi
n
ess activities relevant to fees and commissions on credit card business are substantially attributable to R&C.
The majority of fees and commissions on security-related services are from the business activities relevant to R&C, with JCIB and GCIB providing a smaller impact.
The business activities relevant to fees and commissions on administration and management services for investment funds are substantially attributable to Asset Management & Investor Service Business Group (“AM/IS”).
The business activities relevant to trust fees are attributable to R&C, JCIB, and AM/IS with no significant concentration in any particular segments.
The majority of insurance commissions are from the business activities relevant to R&C, with GCB providing a smaller impact.
The business activities relevant to fees and commissions on real estate business are attributable to R&C and JCIB with no significant concentration in any particular segments.